REVENUES BY PRODUCT (Details - Revenue by product) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 184,217	$ 132,369	$ 190,724
Sale Of Sugar [Member]
Disaggregation of Revenue [Line Items]
Revenue	127,676	86,599	116,443
Sale Of Rice [Member]
Disaggregation of Revenue [Line Items]
Revenue	34,080	18,680	26,440
Sale Of Oils And Fats [Member]
Disaggregation of Revenue [Line Items]
Revenue	22,421	26,642	47,623
Sale Of Others [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 40	$ 448	$ 218